CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 2,065,277	$ 1,474,852	$ 7,213,088	$ 5,274,608
Cost of Revenue	655,196	461,749	2,106,937	1,928,934
Gross Profit	1,410,081	1,013,103	5,106,151	3,345,674
OPERATING EXPENSES
Selling expenses	70,406	67,853	298,151	238,215
General and administrative	745,382	428,685	1,826,994	1,709,511
Total Operating Expenses	815,788	496,538	2,125,145	1,947,726
Net income from operations	$ 594,293	$ 516,565	2,981,006	1,397,948
OTHER INCOME (EXPENSE):
Other income (expense)			(395)	307
Total Other Income			(395)	307
Income from operations before income taxes	$ 594,293	$ 516,565	$ 2,980,611	$ 1,398,255
Current Income Tax Expense (Benefit)
Deferred Income Tax Expense (Benefit)
Net Income	$ 594,293	$ 516,565	$ 2,980,611	$ 1,398,255
BASIC AND DILUTED INCOME PER COMMON SHARE	$ 594.29	$ 516.56	$ 2,980.61	$ 1,398.26
BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	1,000	1,000	1,000	1,000
PRO FORMA EFFECT OF STOCK SPLIT ON EARNINGS PER SHARE:
PRO FORMA BASIC AND DILUTED INCOME PER SHARE	$ 0.03	$ 0.02	$ 0.14	$ 0.06
PRO FORMA BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	20,805,860	20,805,860	20,805,860	20,805,860